COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Operating Leases Segment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
	Gross	Receivables	Net
Year ending December 31,	Commitments	from subleases	commitments

2013	$6,715	$1,514	$5,201
2014	6,045	621	5,424
2015	5,910	481	5,429
2016	1,918	91	1,827
2017 and after	192	-	192

	$20,780	$2,707	$18,073

Space segment services [Member]
Operating Leases Segment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
Year ending December 31,

2013	$26,587
2014	22,307
2015	17,791
2016	8,559
2017	1,558
218 and thereafter	1,701

$78,503